Other (Expense)/Income, net (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Early redelivery of vessel
Schedule Of Equity Method Investments [Line Items]
Cash payment for early redelivery	$ 13,000
Other non-operating income	14,871
Early redelivery claims payable
Schedule Of Equity Method Investments [Line Items]
Other Income	$ 1,871
Other expense | Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Other (expense)/income, net - taxes other than income taxes		$ 4,735	$ 6,419